Acquisitions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Aug. 30, 2021 CAD ($)	Mar. 11, 2021 CAD ($) shares	Feb. 23, 2021 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Estimated financial impact of contingent liabilities in business combination			$ 350,000
Cultured Nut Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Cash transferred	$ 1,000,000	$ 75,000		$ 925,000
Number of instruments or interests issued or issuable | shares				139,676
Estimated financial impact of contingent liabilities in business combination				$ 1,000,000
Business combination acquistion costs expensed	119,222
Impairment loss recognised in profit or loss, Goodwill	2,422,916
Lloyd James Marketing Group [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash transferred	325,000		$ 325,000
Number of instruments or interests issued or issuable | shares			62,329
Business combination acquistion costs expensed	54,440
Impairment loss recognised in profit or loss, Goodwill	$ 1,056,619